Balance Sheets (USD $)	Mar. 31, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash	$ 88,358	$ 153,591
Prepaid expenses and other current assets	5,016	2,500
Total Current Assets	93,374	156,091
Intangible asset deposit	24,000
Other assets	1,287
TOTAL ASSETS	118,661	156,091
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	20,500	2,000
Total Current Liabilities	20,500	2,000
LONG TERM LIABILITIES
Notes payable	180,000	15,000
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock - No Par Value; Authorized: 100,000,000 Issued and Outstanding: 20,126,500	166,500	166,500
Paid in capital	4,000	4,000
Deficit accumulated during the development stage	(252,339)	(31,409)
Total Stockholders' Equity (Deficit)	(81,839)	139,091
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 118,661	$ 156,091